STOCK-BASED COMPENSATION	12 Months Ended
Feb. 02, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

Stock-based Compensation Expense

Stock-based compensation expense for the Company was recognized in the Consolidated Statements of Income (Loss) as follows for the respective periods:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
	(in millions)
Stock-based compensation expense (a) (b):
Cost of net revenue	$66	$35
Operating expenses	769	363
Stock-based compensation expense before taxes	835	398
Income tax benefit	(268)	(122)
Stock-based compensation expense, net of income taxes	$567	$276
____________________

(a)
As a result of the EMC merger transaction, stock-based compensation expense before taxes for the fiscal year ended February 2, 2018 includes $683 million related to VMware, Inc. plans discussed below. Stock-based compensation expense before taxes for the fiscal year ended February 3, 2017 includes $279 million related to VMware, Inc. plans for the period from September 7, 2016 through February 3, 2017.

(b)
Stock-based compensation expense before taxes for the fiscal year ended February 3, 2017 does not include $807 million of post-merger stock-based compensation expense and related taxes resulting from the EMC merger transaction. See Note 3 of the Notes to the Consolidated Financial Statements for more information on the EMC merger transaction.

Dell Technologies Inc. Stock-based Compensation Plans

Dell Technologies Inc. 2013 Stock Incentive Plan — On September 7, 2016, at the effective time of the EMC merger transaction, the Denali Holding Inc. 2013 Stock Incentive Plan (the "2013 Plan") was amended and restated as the Dell Technologies Inc. 2013 Stock Incentive Plan (the "Restated Plan"). Employees, consultants, non-employee directors, and other service providers of the Company or its affiliates are eligible to participate in the Restated Plan. The Restated Plan authorizes the issuance of an aggregate of 75 million shares of the Company's Class C Common Stock and 500,000 shares of the Company's Class V Common Stock, of which 61 million shares of Class C Common Stock were previously reserved for issuance under the 2013 Plan. The Restated Plan authorizes the Company to grant stock options, restricted stock units ("RSUs"), stock appreciation rights ("SARs"), RSAs, and dividend equivalents.

As of February 2, 2018 and February 3, 2017, there were 30 million and 26 million shares, respectively, of common stock of Dell Technologies available for future grants under the Restated Plan.

Stock Option Agreements — Stock options granted under the Restated Plan include service-based awards and performance-based awards. A majority of the service-based stock options vest pro-rata at each option anniversary date over a five-year period. Performance-based stock options, with a market condition, become exercisable upon achievement of return on equity ("ROE") metrics up to the seven-year anniversary of the going-private transaction date, depending upon the achievement of the market condition. Both service-based and performance-based stock options are granted with option exercise prices equal to the fair market value of the Company's common stock, as determined by the Company's board of directors or authorized committee. Generally, shares of common stock issued under both service-based and performance-based awards are subject to liquidity events, such as an initial public offering, change in control, sales of common stock under a semi-annual company liquidity program, and calls and puts resulting upon the occurrence of specified events. A majority of the stock options expire ten years after the date of grant.
Stock Option Activity — The following table summarizes stock option activity settled in DHI Group Common Stock during the fiscal years ended February 2, 2018 and February 3, 2017:

	Number of Options	Weighted-Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
	(in millions)	(per share)	(in years)	(in millions)
Options outstanding as of January 29, 2016	54	14.30
Granted	2	27.09
Exercised	(1)	14.12
Forfeited	(7)	15.51
Canceled/expired	—	—
Options outstanding as of February 3, 2017	48	14.75
Granted	—	—
Exercised	(4)	14.62
Forfeited	(2)	13.75
Canceled/expired	—	—
Options outstanding as of February 2, 2018 (b)	42	$14.80	5.7	$776
Exercisable as of February 2, 2018	18	$15.17	5.5	$329
Vested and expected to vest (net of estimated forfeitures) as of February 2, 2018	40	$14.80	5.7	$732
____________________

(a)
The aggregate intrinsic values represent the total pre-tax intrinsic values based on the fair market value of the DHI Group Common Stock as of February 2, 2018 that would have been received by the option holders had all in-the-money options been exercised as of that date.

(b)	Of the 42 million stock options outstanding on February 2, 2018, 19 million related to performance-based awards and 23 million related to service-based awards.

The total fair value of options vested was $45 million and $50 million for the fiscal years ended February 2, 2018 and February 3, 2017, respectively. The pre-tax intrinsic value of the options exercised was $62 million and $18 million for the fiscal years ended February 2, 2018 and February 3, 2017, respectively. As of February 2, 2018, there was $45 million of total unrecognized stock-based compensation expense, net of estimated forfeitures, related to unvested stock options expected to be recognized over a weighted-average period of 1.6 years.

The tax benefit realized from the exercise of stock options was $21 million and $6 million for the fiscal years ended February 2, 2018 and February 3, 2017, respectively.

In connection with the EMC merger transaction and in accordance with the merger agreement, certain executives holding unvested restricted stock units of EMC ("EMC RSUs") were given the opportunity to elect to exchange each unvested EMC RSU held by such executives that would otherwise have vested in the ordinary course on or after January 1, 2017 for (a) a deferred cash award having a cash value equal to the closing price of a share of EMC common stock on the last trading day before the closing date of the EMC merger transaction, or $29.05, and (b) an option ("rollover option") to purchase a share of Class C Common Stock of Dell Technologies (the "rollover opportunity"). The rollover options have a three-year term and a per share exercise price equal to the fair market value of a share of Class C Common Stock on the date of grant, or $27.50, and, to the extent vested, may be exercised using a cashless exercise method for both the exercise price and the applicable minimum required tax withholding (subject to certain limitations). Each deferred cash award will vest, and each rollover option will vest and thereby become exercisable, on the same schedule as the EMC RSU for which they were exchanged (with any performance-vesting condition deemed satisfied at the target level of performance upon the closing of the EMC merger transaction). Pursuant to the rollover opportunity, options to purchase 1.8 million shares of Class C Common Stock were issued and have been included within the stock option activity table above as granted options.

Valuation of Service-Based Stock Option Awards — For service-based stock options granted under the 2013 Plan and the Restated Plan, the Company utilized the Black-Scholes option pricing model to estimate the fair value of stock options at the grant date. The Black-Scholes option pricing model incorporates various assumptions, including leveraged adjusted volatility of a public peer group, expected term, risk-free interest rates, and dividend yields. The weighted assumptions utilized for valuation of options under this model as well as the weighted-average grant date fair value of stock options granted during the respective periods are presented below.

The expected term is based on historical experience and on the terms and conditions of the stock awards granted to employees. For the periods presented, option valuations used leverage-adjusted volatility of a peer group, and the expected term was based on analysis of the Company's historical option settlement experience and on the terms and conditions of the stock awards granted.

The assumptions utilized in this model as well as the weighted-average grant date fair value of stock options granted in DHI Group Common Stock are presented below. The Company granted an immaterial number of service-based stock options during the fiscal year ended February 2, 2018.

Fiscal Year Ended
February 3, 2017
Weighted-average grant date fair value of stock options granted per option	$10.36
Expected term (in years)	3.4
Risk-free rate (U.S. Government Treasury Note)	0.9%
Expected volatility	51%
Expected dividend yield	—%

Valuation of Performance-Based Stock Option Awards — For performance-based stock options granted under the 2013 Plan and the Restated Plan, the Company utilized the Monte Carlo valuation model to simulate probabilities of achievement of the market condition and the grant date fair value. The valuation model for performance-based option grants during the fiscal years ended February 2, 2018 and February 3, 2017 used a weighted-average leverage adjusted five years peer volatility and corresponding risk-free interest rate. Upon fulfillment of a ROE condition, a specific portion of the performance options become exercisable.  An embedded binomial lattice option pricing model was used to determine the value of these exercisable options using the assumption that each option will be exercised at the midpoint between the date of satisfaction of a ROE condition and the expiration date of such option.

The assumptions utilized in this model as well as the weighted-average grant date fair value of stock options granted are presented below. There were no performance-based stock options granted during the fiscal year ended February 2, 2018.

Fiscal Year Ended
February 3, 2017
Weighted-average grant date fair value of stock options granted per option	$8.83
Expected term (in years)	—
Risk-free rate (U.S. Government Treasury Note)	1.7%
Expected volatility	44%
Expected dividend yield	—%

Restricted Stock — The Company's restricted stock primarily consists of RSU awards granted to employees. RSUs are valued based on the Company's Class C Common Stock price on the date of grant. The shares underlying the RSU awards are not issued until the RSU vests. Upon vesting, each RSU converts into one share of DHI Group Common Stock.

The Company's restricted stock also includes performance stock unit ("PSU") awards, which have been granted to certain members of the Company's senior leadership team. The PSU awards include performance conditions and, in certain cases, a time-based vesting component. For PSU awards granted under the Restated Plan, the Company utilized the Monte Carlo valuation model to simulate the probabilities of achievement of the market condition to determine the grant date fair value. The vesting and payout of the PSU awards depends upon the return on equity achieved on various measurement dates or liquidity events.

The following table summarizes restricted stock and restricted stock units activity settled in DHI Group Common Stock during the fiscal years ended February 2, 2018 and February 3, 2017.

	Number of Units	Weighted-Average Grant Date Fair Value
	(in millions)	(per unit)
Outstanding, January 29, 2016	—	$—
Granted	11	19.66
Vested	—	—
Forfeited	(1)	19.63
Outstanding, February 3, 2017	10	19.63
Granted	1	23.04
Vested	(1)	27.59
Forfeited	(3)	19.13
Outstanding, February 2, 2018 (a)	7	$18.73
_________________

(a)	As of February 2, 2018, the 7 million units outstanding included 2 million RSUs and 5 million PSUs.

As of February 2, 2018, restricted stock that is expected to vest was as follows:

	Number of Units	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
	(in millions)	(in years)	(in millions)
Expected to vest, February 2, 2018	6	3.3	$212
_________________

(a)
The aggregate intrinsic values represent the total pre-tax intrinsic values based on the fair market value of the DHI Group Common Stock as of February 2, 2018 that would have been received by the RSU holders had the RSUs been issued as of February 2, 2018.

The total fair value of restricted stock that vested during the year ended February 2, 2018 was $37 million and the pre-tax intrinsic value was $44 million. As of February 2, 2018, 7 million shares of restricted stock were outstanding, with an aggregate intrinsic value of $246 million.

As of February 2, 2018, there was $78 million of unrecognized stock-based compensation expense, net of estimated forfeitures, related to these awards expected to be recognized over a weighted-average period of approximately 1.7 years.

Dell Technologies Shares Withheld for Taxes — Under certain situations, shares are sold to cover employee taxes for both the vesting of restricted stock units and the exercise of stock options. For the fiscal years ended February 2, 2018 and February 3, 2017, 1.0 million and 0.2 million shares, respectively, were withheld to cover $35 million and $6 million, respectively, of employees' tax obligations.

VMware, Inc. Stock-based Compensation Plans

VMware, Inc. 2007 Equity and Incentive Plan — In June 2007, VMware, Inc. adopted its 2007 Equity and Incentive Plan (the "2007 Plan"). As of February 2, 2018, the number of authorized shares of VMware, Inc. Class A common stock under the 2007 Plan was 126 million. The number of shares underlying outstanding equity awards that VMware, Inc. assumes in the course of business acquisitions are also added to the 2007 Plan reserve on an as-converted basis. VMware, Inc. has assumed 6 million shares, which accordingly have been added to the authorized shares under the 2007 Plan reserve.

Awards under the 2007 Plan may be in the form of stock-based awards such as RSUs or stock options. VMware, Inc.'s Compensation and Corporate Governance Committee determines the vesting schedule for all equity awards. Generally, restricted stock grants made under the 2007 Plan have a three-year to four-year period over which they vest and vest 25% the first year and semi-annually thereafter. The value of RSU grants is based on VMware, Inc.'s stock price on the date of grant. The shares underlying the RSU awards are not issued until the RSUs vest. Upon vesting, each RSU converts into one share of VMware, Inc. Class A common stock. VMware, Inc.'s restricted stock also includes PSU awards which have been granted to certain VMware, Inc. executives and employees. The PSU awards include performance conditions and, in certain cases, a time-based or market-based vesting component. Upon vesting, each PSU award will convert into VMware, Inc.'s Class A common stock at various ratios ranging from 0.5 to 2.0 shares per PSU, depending upon the degree of achievement of the performance target designated by each award. If minimum performance thresholds are not achieved, then no shares will be issued.

The per share exercise price for a stock option awarded under the 2007 Plan shall not be less than 100% of the per share fair market value of VMware, Inc. Class A common stock on the date of grant. Most options granted under the 2007 Plan vest 25% after the first year and monthly thereafter over the following three years and expire between six and seven years from the date of grant. VMware, Inc. utilizes authorized and unissued shares to satisfy all shares issued under the 2007 Plan. As of February 2, 2018, there were an aggregate of approximately 16 million shares of common stock available for issuance pursuant to future grants under the 2007 Plan.

VMware, Inc. Employee Stock Purchase Plan — In June 2007, VMware, Inc. adopted its 2007 Employee Stock Purchase Plan (the "ESPP"), which is intended to be qualified under Section 423 of the Internal Revenue Code. As of February 2, 2018, the number of authorized shares under the ESPP was approximately 23 million. Under the ESPP, eligible VMware, Inc. employees are granted options to purchase shares at the lower of 85% of the fair market value of the stock at the time of grant or 85% of the fair market value at the time of exercise.

The option period is generally twelve months and includes two embedded six-month option periods. Options are exercised at the end of each embedded option period. If the fair market value of the stock is lower on the first day of the second embedded option period than it was at the time of grant, then the twelve-month option period expires and each enrolled participant is granted a new twelve-month option. As of February 2, 2018, approximately 9 million shares of VMware, Inc. Class A common stock were available for issuance under the ESPP.

The following table summarizes ESPP activity for the fiscal year ended February 2, 2018, and during the period from September 7, 2016 through February 3, 2017:

	Fiscal Year Ended February 2, 2018	For the Period September 7, 2016 through February 3, 2017
	(in millions, except per share amounts)
Cash proceeds	$65	$60
Class A common shares purchased	0.9	1.5
Weighted-average price per share	$72.40	$40.65

As of February 2, 2018, $80 million of ESPP withholdings were recorded as a liability in accrued and other on the Consolidated Statements of Financial Position for the purchase that occurred on February 28, 2018. Total unrecognized stock-based compensation expense as of February 2, 2018 for the ESPP was $7 million.

VMware, Inc. 2007 Equity and Incentive Plan Stock Options — The following table summarizes stock option activity for VMware, Inc. employees in VMware, Inc. stock options:

	Number of Options	Weighted-Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
	(in millions)	(per share)	(in years)	(in millions)
Options outstanding as of September 7, 2016	2	$65.01
Granted	—	—
Exercised	—	—
Forfeited	—
Canceled/Expired	—
Options outstanding as of February 3, 2017 (b)	2	69.38
Granted	1	13.79
Exercised	(1)	53.50
Forfeited	—	—
Canceled/Expired	—	—
Options outstanding as of February 2, 2018	2	$54.63	5.1	$112
Exercisable as of February 2, 2018	1	$73.60	3.3	$50
Vested and expected to vest (net of estimated forfeitures) as of February 2, 2018	2	$54.56	5.1	$112
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(a)
The aggregate intrinsic values represent the total pre-tax intrinsic values based on VMware, Inc.'s closing stock price of $122.72 as of February 2, 2018 that would have been received by the option holders had all in-the-money options been exercised as of that date.

(b) Stock option activity during the period was immaterial. The ending weighted-average exercise price was calculated based on underlying options outstanding as of February 3, 2017.

The above table includes stock options granted in conjunction with unvested stock options assumed in business combinations. As a result, the weighted-average exercise price per share may vary from the VMware, Inc. stock price at time of grant. The total fair value of VMware, Inc. stock options that vested during the fiscal year ended February 2, 2018 and for the period from September 7, 2016 through February 3, 2017 was $32 million and $13 million, respectively. The pre-tax intrinsic value of the options exercised during the fiscal year ended February 2, 2018 and for the period from September 7, 2016 through February 3, 2017 was $62 million and $13 million, respectively.

The tax benefit realized from the exercise of stock options was $21 million and $4 million for the fiscal year ended February 2, 2018 and for the period from September 7, 2016 through February 3, 2017, respectively. As of February 2, 2018, there was $46 million of total unrecognized stock-based compensation expense, net of estimated forfeitures, related to unvested stock options expected to be recognized over a weighted-average period of approximately one year.

Fair Value of VMware, Inc. Options — The fair value of each option to acquire VMware, Inc. Class A common stock granted is estimated on the date of grant using the Black-Scholes option-pricing model. The assumptions utilized in this model, as well as the weighted-average assumptions, are presented below. There were no stock options granted under the 2007 Plan during the period from September 7, 2016 through February 3, 2017.

Fiscal Year Ended
February 2, 2018
VMware, Inc. 2007 Equity and Incentive Plan
Weighted-average grant date fair value of stock options granted per option	$83.62
Expected term (in years)	3.3
Risk-free rate (U.S. Government Treasury Note)	1.7%
Expected volatility	29%
Expected dividend yield	—%

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
VMware, Inc. Employee Stock Purchase Plan
Weighted-average grant date fair value of stock options granted per option	$21.93	$13.57
Expected term (in years)	0.9	0.8
Risk-free rate (U.S. Government Treasury Note)	1.2%	0.5%
Expected volatility	23%	38%
Expected dividend yield	—%	—%

The weighted-average grant date fair value of VMware, Inc. stock options can fluctuate from period to period primarily due to higher valued options assumed through business combinations with exercise prices lower than the fair market value of VMware, Inc.'s stock on the date of grant.

For equity awards granted, volatility is based on an analysis of historical stock prices and implied volatilities of VMware, Inc.'s Class A common stock. The expected term is based on historical exercise patterns and post-vesting termination behavior, the term of the option period for grants made under the ESPP, or the weighted-average remaining term for options assumed in acquisitions. VMware, Inc.'s expected dividend yield input was zero as it has not historically paid, nor expects in the future to pay, cash dividends on its common stock. The risk-free interest rate is based on a U.S. Treasury instrument whose term is consistent with the expected term of the stock options.

VMware, Inc. Restricted Stock — The following table summarizes VMware, Inc.'s restricted stock activity since September 7, 2016:

	Number of Units	Weighted-Average Grant Date Fair Value
	(in millions)	(per unit)
Outstanding, September 7, 2016	22	$67.01
Granted	2	79.81
Vested	(3)	72.94
Forfeited	(1)	69.19
Outstanding, February 3, 2017	20	67.41
Granted	8	93.84
Vested	(9)	67.89
Forfeited	(2)	72.68
Outstanding, February 2, 2018 (a)	17	$78.62
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(a)
As of February 2, 2018, the 17 million units outstanding included 16.7 million RSUs and 0.7 million PSUs. The above table includes RSUs issued in exchange for outstanding unvested RSUs in connection with business combinations.

As of February 2, 2018, restricted stock that is expected to vest was as follows:

	Number of Units	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
	(in millions)	(in years)	(in millions)
Expected to vest, February 2, 2018	15	2.5	$1,855
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(a)
The aggregate intrinsic value represents the total pre-tax intrinsic values based on VMware, Inc.'s closing stock price of $122.72 as of February 2, 2018 that would have been received by the RSU holders had the RSUs been issued as of February 2, 2018.

The total fair value of VMware, Inc. restricted stock awards that vested during the fiscal year ended February 2, 2018 and the period from September 7, 2016 through February 3, 2017 was $616 million and $203 million, respectively, and the pre-tax intrinsic value was $946 million and $218 million, respectively. As of February 2, 2018, 17 million restricted shares of VMware, Inc.'s Class A common stock were outstanding, with an aggregate intrinsic value of $2,130 million based on VMware, Inc.'s closing stock price as of February 2, 2018.

As of February 2, 2018, there was $999 million of unrecognized stock-based compensation expense, net of estimated forfeitures, related to these awards expected to be recognized over a weighted-average period of approximately 1.5 years.

VMware, Inc. Shares Withheld for Taxes — For the fiscal year ended February 2, 2018 and for the period from September 7, 2016 through February 3, 2017, VMware, Inc. repurchased and retired or withheld 3 million shares and 1 million shares of VMware, Inc. Class A common stock, respectively, for $348 million and $77 million, respectively, to cover tax withholding obligations. These amounts may differ from the amounts of cash remitted for tax withholding obligations on the consolidated statements of cash flows due to the timing of payments. Pursuant to the respective award agreements, these shares were withheld in conjunction with the net share settlement upon the vesting of restricted stock and restricted stock units (including PSUs) during the period. The value of the withheld shares, including restricted stock units, was classified as a reduction to additional paid-in capital.

Other Plans

In addition to the plans disclosed above, the Company has issued equity grants settling in its Class V Common Stock as well as classes of stock of its subsidiaries, including SecureWorks. The stock option and restricted stock unit activity under these plans was not material during the fiscal years ended February 2, 2018 and February 3, 2017.